Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

Going Concern
(b)	Going Concern
The consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
As of December 31, 2024, the Company had net current liabilities of approximately $9 million, which indicates the existence of a material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to generate sufficient cash flows to meet its short-term operating needs and repay its outstanding loans depends on obtaining additional external financing, accelerating leasing activities at Nam Tai Inno Park, clearing the inventory at Nam Tai • Longxi, and disposing of the Nam Tai Wuxi property.
Management has evaluated the circumstances and noted that the historical liquidity challenges arising from the voided 2020 PIPE and related matters, as described in Note 15(b), have been resolved. Management believes that, through the completed external refinancings as disclosed in Notes 21(1), (3) and (4), and the disposal of the Nam Tai Wuxi property as disclosed in Note 21(2), the Company would be able to meet its cash requirements for at least the 12 months following the issuance date of these consolidated financial statements.

Cash and cash equivalents and restricted cash
(c)	Cash and cash equivalents and restricted cash
Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition. As of December 31, 2024, 2023, 2022, 2021 and 2020, the Company had cash and cash equivalents of $26.9 million, $8.3 million, $21.6 million, $56.8 million and $61.0 million, respectively.

As of December 31, 2024, Restricted cash consisted of a security cash deposit of $0.7 million due to a guarantee to the bank for the repayment of the loans of our long-term rental customers, which will be gradually released as the loans are repaid, $2.2 million restricted in connection with
 the freezing orders issued by the relevant PRC courts regarding some lawsuits filed by the Company’s suppliers in the PRC and $3.5 million frozen by other restrictions.
As of December 31, 2023, Restricted cash consisted of a security cash deposit of $0.8 million due to a guarantee to the bank for the repayment of the loans of our long-term rental customers, which will be gradually released as the loans are repaid, $0.2 million restricted in connection of the freezing orders issued by the relevant PRC courts regarding some lawsuits filed by the Company’s suppliers in the PRC, $13.3 million frozen by other restrictions, and $91.2 million restricted in connection to an injunctive order imposed on the Company by the High Court of Justice of the British Virgin Islands of the Eastern Caribbean Supreme Court in March 2021, which has restricted the Company from dealing with the proceeds raised from the 2020 PIPE as described in Note 15(b).
As of December 31, 2022, Restricted cash consisted of a security cash deposit of $1.1 million due to a guarantee to the bank for the repayment of the loans of our long-term rental customers, which will be gradually released as the loans are repaid, $2.0 million restricted in connection of the freezing orders issued by the relevant PRC courts regarding some lawsuits filed by the Company’s suppliers in the PRC, $22.9 million frozen by other restrictions, and $90.3 million restricted in connection to an injunctive order imposed on the Company by the High Court of Justice of the British Virgin Islands of the Eastern Caribbean Supreme Court in March 2021, which has restricted the Company from dealing with the proceeds raised from the 2020 PIPE as described in Note 15(b).
As of December 31, 2021, Restricted cash consisted of a security cash deposit of $1.2 million due to a guarantee to the bank for the repayment of the loans of our long-term rental customers, which will be gradually released as the loans are repaid, $0.4 million restricted in connection of the freezing orders issued by the relevant PRC courts regarding some lawsuits filed by the Company’s suppliers in the PRC, $17.9 million frozen by other restrictions, and $92.9 million restricted in connection to an injunctive order imposed on the Company by the High Court of Justice of the British Virgin Islands of the Eastern Caribbean Supreme Court in March 2021, which has restricted the Company from dealing with the proceeds raised from the 2020 PIPE as described in Note 15(b).
As of December 31, 2020, Restricted cash consisted of a security cash deposit of $1.2 million due to a guarantee to the bank for the repayment of the loans of our long-term rental customers, which will be gradually released as the loans are repaid, and a security cash deposit of $0.9 million for our bank loan from Bank of China.

Short-term investments
(d)	Short-term investments
All highly liquid investments with original maturities of greater than three months and less than 12 months are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. As of December 31, 2020, 2021, 2022, 2023 and 2024, the Company held short-term investments of $150.2 million, $32.4 million, $32.4 million
,
$30.8
million and $nil, respectively.
These investments were originally made using the proceeds from the 2020 PIPE as described in Note 15(b) into a Supply Chain Fund (the “Fund”) managed by Credit Suisse, with underlying notes insured by insurance companies rated at least “A” by Standard & Poor’s or “A2” by Moody’s.
On March 4, 2021, the Fund was terminated due to considerable valuation uncertainty affecting certain fund assets and reduced availability of insurance coverage for new investments, and was subsequently placed into liquidation. The
C
ompany redeemed a total amount of $104.5 million during 2021. In April 2021, in connection with the Company’s arbitration dispute with Greater Sail Limited (“GSL”) as described in Note 15(b), the High Court of the Hong Kong Special Administrative Region (the “Hong Kong Court”) issued a preservation order freezing the remaining funds held by the Company’s subsidiary, Triumph Commitment (Hong Kong) Limited, in the Fund and any traceable proceeds. This preservation order restricted the Company from disposing of or receiving subsequent liquidation distributions from the Fund.
Due to the Fund’s termination and liquidation and the significant uncertainty regarding the timing and amount of future recoveries, the Company recognized an impairment provision of $13.6 million against the Fund investment. The net impact of $13.3 million was charged to the statement of profit or loss in 2021.
In June 2024, UBS Group AG (into which Credit Suisse has been integrated) made a settlement offer which the Company accepted. In October 2024, the Company reached a global settlement agreement with GSL and Kaisa Group Holdings Limited as described in Note 15(b), amicably resolving all outstanding disputes, following which the Hong Kong Court’s preservation order was lifted.
Through the settlement and liquidation process, the Company has recovered a total of $136.9 million from the Fund, resulting in a total loss on the Fund investment amounts o
f
$13.1 million. As of December 31, 2024, the Company has received all proceeds from the Fund settlement and liquidation, no longer holds any receivables or investment balances related to the Fund, and all matters related to the Fund have been fully and finally resolved.

Accounts receivable
(e)	Accounts receivable
Accounts receivable include amounts from tenants for operating lease receivables, sales-type lease receivables, and accrued straight-line rental revenue. The allowance for doubtful accounts is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balance, and other factors that may affect the customers’ ability to pay. As of December 31, 2024, 2023, 2022, 2021 and 2020, the Company had accounts receivable of $6.1 million, $5.9 million, $5.8 million, $5.3 million and $4.0 million and no allowance was established.

Contract Liability
(f)	Contract liabilities
Timing of revenue recognition may differ from the timing of billing and cash receipts from customers. The Company records a contract asset when revenue is recognized prior to invoicing, or a contract liability when cash is received in advance of recognizing revenue. A contract asset is a right to consideration that is conditional upon factors other than the passage of time. Contract assets include billed and billable receivables, which are the Company’s unconditional rights to consideration other than the passage of time. Contract liabilities include cash collected in excess of revenues. Customer deposits are excluded from contract liabilities.

Real estate properties under development, net
(g)	Real estate properties under development, net
Real estate properties under development, net are stated at the lower of cost less accumulated depreciation and impairment or fair value less selling costs.
Expenditures for land development, including cost of land use rights, deed tax, pre-development
costs and engineering costs, are capitalized and allocated to development projects. Costs are allocated to specific units within a project based on the ratio of sales area of units to the estimated total sales area.
In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 360,
“Property, Plant and Equipment”
(“ASC 360”), real estate properties under development are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable. An asset is not recoverable if the carrying amount exceeds the expected future cash flows to be derived from the asset on an undiscounted basis. The impairment loss is measured as the amount by which the asset’s carrying amount exceeds its fair value.
The Company determines estimated fair value primarily by discounting the estimated future cash flow relating to the asset. The factor that the Company uses includes the expected pace at which the planned number of units will be sold or leased out based on market conditions and the expected costs to be incurred in the future.
All land in PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, the Company’s land purchased in Shenzhen PRC is considered to be leasehold land and is classified as real estate properties under development, net in the consolidated balance sheet.
Our classification of real estate properties under development in current assets represents Longxi project expected to be developed into a residential community for sales purpose, and those in non-current
assets represent the projects to be developed into technology parks held for lease purpose.

Real estate properties held for sales type lease and held for sales
(h)	Real estate properties held for sales-type lease and held for sale
Real estate properties held for sales-type lease are stated at the lower of cost less accumulated depreciation and impairment or fair value less selling costs. During 2020, the Company transferred Towers 8 to 10 of Nam Tai Inno Park, which amounted to $53.7 million, from real estate properties under development into real estate properties held for sales-type lease and recognized the cost of Towers 8 to 10 of $21.8 million. In addition, the Company recognized the cost of Tower 2 of $1.9 million.
In 2021, the Company reclassified Nam Tai Inno Park to real estate properties held for lease.
The Company determines estimated fair value primarily by discounting the estimated future cash flow relating to the asset. The factors that the Company uses include the expected pace at which the planned number of units will be leased out based on market conditions and the expected costs to be incurred in the future.

Property, plant and equipment, net
(i)	Property, plant and equipment, net
Property, plant and equipment are recorded at cost and include interest on funds borrowed to finance construction, if applicable. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income (loss).

The majority of the land in Hong Kong is owned by the government of Hong Kong, which leases the land at public auction to non-governmental
entities. All of the Company’s leasehold land in Hong Kong ha
s
 leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.
All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, the Company’s land purchases in Wuxi, PRC are considered to be leasehold land and are classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective terms of the rights to use the land.
The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Land use right	50 years
Buildings	20 years – 47 years
Machinery and equipment	4 – 5 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years

Real estate properties held for lease
(j)	Real estate properties held for lease
Real estate properties held for lease are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties are approximately 37 years.
Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.
In accordance with ASC 360, real estate properties held for lease are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.
For the years ended December 31, 2020, 2021, 2022, 2023 and 2024, the Company did not recognize any impairment for real estate properties held for lease. The Company determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. The factors that the Company uses include the expected pace at which the planned number of units will be leased out based on market conditions and the expected costs to be incurred in the future.

Impairment or disposal of long-lived assets
(k)	Impairment or disposal of long-lived assets
Long-lived assets other than goodwill are included in impairment evaluations when events
or
 circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses are based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.
In 2020, the Company assessed the impairment of its long-lived assets used in Shenzhen, Dongguan, Shanghai and Wuxi by comparing undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets on December 31, 2020 were less than undiscounted cash flows and no impairment loss was recognized in 2020.
In 2021, the Company assessed the impairment of its long-lived assets used in Shenzhen, Dongguan, Shanghai and Wuxi by comparing undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets on December 31, 2021 were more than undiscounted cash flows and $22.4 million impairment loss was recognized in 2021 for long-lived assets used in Dongguan and $8.7 million impairment loss was recognized in 2021 for long-lived assets used in Tang Xi and Shanghai.
In 2022, the Company assessed the impairment of its long-lived assets used in Shenzhen, Dongguan, Shanghai and Wuxi by comparing undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets on December 31, 2022 were more than undiscounted cash flows and $29.5 million impairment loss was recognized in 2022 for long-lived assets used in Dongguan.
In 2023, the Company assessed the impairment of its long-lived assets used in Shenzhen, Dongguan, Shanghai and Wuxi by comparing undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets on December 31, 2023 were less than undiscounted cash flows and no impairment loss was recognized in 2023.
In 2024, the Company assessed the impairment of its long-lived assets used in Shenzhen, Dongguan, Shanghai and Wuxi by comparing undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets on December 31, 2024 were more than undiscounted cash flows and $3.4 million impairment loss was recognized in 2024 for long-lived assets used in Shenzhen.

Accruals and provisions for loss contingencies
(l)	Accruals and provisions for loss contingencies
The Company makes provisions for all material loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.
For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsel and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “
Contingencies”
. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency is settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency is settled for an amount that is less than the Company’s estimate, a future credit to income would result.

Revenue recognition
(m)	Revenue recognition
The Company mainly generates revenue by operating the technology parks and providing property management services.
For sales-type lease income
The lease is classified as sales-type lease when it meets one of the criteria under FASB ASC 842 “Leases” below:

•	the lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

•	the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;

•	the lease term is for the major part of the remaining economic life of the underlying asset; or

•	the present value at the beginning of the lease term of the minimum lease payments equals or exceeds substantially all of the fair value of the underlying asset.
The Company considers 75% to be the major part and over 90% to constitute substantially all of the value.
If the lease component is determined to be
a
sales-type lease, the net investment in the lease will be recorded, which is equal to the sum of the lease receivable and the unguaranteed residual asset, discounted at the rate implicit in the lease. Any difference between the fair value of the asset and the net investment in the lease is considered selling profit or loss and is recognized upon commencement of the lease. Lease revenue recognition commences when the collectability is probable.
For operating lease income
Lease income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee’s obligation to pay rent.
For property service income
According to ASC 606 “
Revenue from Contracts with Customers
”, the realization of property service revenue can be recognized as the performance obligation is satisfied over time as services are rendered.
For sales of properties
The Company recognizes revenue from real estate sales in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised property transfers to the customer, in an amount that reflects the consideration the Company expects to receive in exchange for the property.
In addition to its standard property sales transactions, the Company recognizes revenue from the delivery of commercial units as compensation in connection with certain real estate development projects undertaken with local authorities and displaced residents. Under such arrangements, the Company may transfer commercial units in exchange for development rights (such as land use rights) or to satisfy compensation obligations. In accordance with ASC 606, Revenue from Contracts with Customers, revenue is recognized when control of the commercial units is transferred to the counterparty, which generally occurs upon legal handover or physical delivery. The arrangements generally qualify as contracts under ASC 606, and the obligation to deliver commercial units constitutes a distinct performance obligation. The transaction price is measured at the fair value of the consideration received, including non-monetary
consideration such as land use rights or services received, in accordance with ASC 606. Upon revenue recognition, the Company records the fair value of the consideration received as revenue and recognizes the corresponding cost of sales. While U.S. GAAP does not explicitly apply the concept of “deemed sales” used under PRC GAAP, the substance of these transactions results in revenue recognition upon transfer of control of the commercial units.
For sales-type lease with repurchase option
Certain units within Nam Tai Inno Park were sales-type leases under arrangements that included a repurchase right (put option) granted to the customer. Due to local government regulations restricting the transfer of property rights on industrial land, the dormitory units within the park cannot be sold with independent property certificates. To promote sales-type leases under these regulatory constraints, the former management team implemented a sales-type lease plan that allowed customers to return the units back to the Company within a specified period at a predetermined repurchase price.

A contract that includes a repurchase option is evaluated to determine whether it represents a sale, lease, or financing arrangement, depending on the relationship between the repurchase price, the original selling price, and the expected market value of the asset.
In 2021, management assessed that customers had a significant economic incentive to exercise the repurchase option, particularly given the change in market conditions. The repurchase price under these arrangements is lower than the original sales-type lease price. The time value of money is considered when comparing the repurchase price with the sales-type lease price. Accordingly, the Company determined that these arrangements should be accounted for as leases under ASC 842.
The Company continues to recognize the underlying property as an asset on its consolidated balance sheet and records lease income over time in accordance with the pattern of benefit derived from the customer’s use of the property. Consideration received from customers is recognized as other payable and rental receipt in advance. The other payable will be cleared upon settlement of the repurchase option.
During 2024, the Company’s management team negotiated settlement plans with customers who held repurchase rights. Most customers accepted revised settlement terms and entered into supplementary agreements. In addition, some customers sold the repurchase right to the Company, and the Company recognized revenue at
 $
4.99
 million in 2024.

Staff retirement plan costs
(n)	Staff retirement plan costs
The Company’s costs related to the staff retirement plans (see Note 12) are charged to the consolidated statement of comprehensive income as incurred.
Advertising and promotion costs
(o)	Advertising and promotion costs
Advertising and promotion costs are expensed as incurred.
For the year ended December 31, 2019, 2020, 2021, 2022, 2023, and 2024, the Company recorded advertising and promotion expenses of $3.9 million, $3.7

million, $2.76

million, $1.30

million, $1.37 million
,

a
n
d
 $0.32 m
illion, respectively
.

Income taxes
(p)	Income taxes
Deferred income taxes are recorded for temporary differences between the tax bases of assets and liabilities and their reported amounts on the consolidated financial statements. A valuation allowance is established against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
ASC 740 “Income Taxes” clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition,
classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

Foreign currency transactions and translations
(q)	Foreign currency transactions and translations
All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are re-measured
at the exchange rates on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.
The functional currencies of the Company and its subsidiaries include Renminbi, U.S. dollars and the Hong Kong dollars. Effective from April 1, 2015, the Company’s subsidiaries in China changed their functional currency from U.S. dollars to Renminbi. This change was made due to the progress of the property development projects in China, causing the Company’s subsidiaries to conduct their primary operating activities in Renminbi and making the Renminbi the functional currency of the economic environment in which the entities primarily generate and expend cash.
The financial statements of all subsidiaries are translated in accordance with ASC 830 “
Foreign Currency Matters
”.

The financial statements and other financial data of the Company included in this annual report are presented in U.S. dollars. The business and operations of the Company are primarily conducted in China through its PRC subsidiaries. The functional currency of its PRC subsidiaries is Renminbi. The financial statements of its PRC subsidiaries are translated into U.S. dollars, using published exchange rates from banks in China, based on
(i) year-end
exchange rates or the rates of exchange ruling at the balance sheet date for assets and liabilities and (ii) average yearly exchange rates for income and expense items. Capital accounts are translated at historical exchange rates when the transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in shareholders’ equity. The Company makes no representation that any Renminbi or U.S. dollar amounts could have been, or could be, converted into U.S. dollar
s
or Renminbi, as the case may be, at any particular rate or at all.

Earnings (loss) per share
(r)	Earnings (loss) per share
Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the year.
Diluted earnings (loss) per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Stock options
(s)	Stock options
The Company has two stock-based employee compensation plans, as more fully described in Note 10(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments is
 estimated using option-pricing models. If
an
 award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Use of estimates
(t)	Use of estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include valuation allowance for deferred income tax assets, stock-based compensation, useful lives of property, plant and equipment and impairment of long-lived assets.
In accordance with its policy, the Company reviews the estimated useful lives of its fixed assets on an ongoing basis. This review indicated that the useful lives of certain buildings at Wuxi factory were longer than the previous
l
y estimated useful lives due to the change
i
n function of these buildings. As a result, effective from February 1, 2019, the Company changed its estimates of the useful lives of these buildings in Wuxi to better reflect the estimated periods during which these assets will remain in service. The estimated useful lives of the buildings that previously averaged 20 years were increased to an average of 47 years.

Comprehensive income (loss)
(u)	Comprehensive income (loss)
Accumulated other comprehensive income (loss) represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in shareholders’ equity.

Fair value measurements
(v)	Fair value measurements
The Company follows FASB ASC 820 “
Fair Value Measurements and Disclosures
” to measure its financial assets and liabilities.
Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level
 1
— Quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level
 2
— Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level
 3
— Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
The carrying amounts of cash and cash equivalents, short term investments, accounts and other receivables, accrued expenses and other payables, accounts payable, and short term bank loans approximate their fair values due to the short term nature of these instruments.
During the year ended December 31, 202
0
, the Company invested $150 million into
t
he
 Fund managed by Credit Suisse (Note 2(d)).
At the end of the accounting period, the fair value of the following assets was as follow:

At December 31,	2020				2021
	(’000)				(’000)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short term investments	150,150	—	—	150,150	32,406	—	—	32,406

At December 31,	2022				2023
	(’000)				(’000)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short term investments	32,406	—	—	32,406	30,796	—	—	30,796

At December 31,	2024
	(’000)
	Level 1	Level 2	Level 3	Total
Short term investments	—	—	—	—

The fair value of the investments is determined based on quoted price in active markets.

Leases
(w)	Leases
According to ASC 842 “Lease
s
”, lessees are required to record a right of use asset and lease liabilities for all leases other than those that
have a lease term of 12 months or less, or the amount is under the reasonable capitalization threshold established by the Company. At the lease commencement date, a lessee should measure and record the lease liability equal to the present value of scheduled lease payments discounted using the rate implicit in the lease or the lease’s incremental borrowing rate, and the right of use asset is calculated on the basis of the initial measurement of the lease liability, plus any lease payments at or before the commencement date and direct costs, minus any incentives received. Over the lease term, a lessee must amortize the right of use asset and record the interest expense on the lease liability. The recognition and classification of lease expenses depend on the classification of the lease as either operating or finance.
When the Company is the lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable
term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represent the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. If later, the billing amount exceeds the straight-line rental revenue, the variance will be credited to accrued straight-line rents receivable. Contingent rental revenue is accrued when the contingency is removed.
When the Company is the lessor under
a
 sales-type lease, the leased asset should be derecognized and recorded at the net investment in the lease at lease commencement which consists of the lease receivable and the unguaranteed residual asset.

Concentration of risk
(x)	Concentration of risk
The Company’s potential significant concentration of credit risk primarily consists of cash and cash equivalents, short term investments and accounts receivable. As of December 31, 2020, 2021, 2022, 2023 and 2024, the Company ha
d
 $29.7 million
,
 $55.9 million, $17.5 million
, $7.0 million
and $11.7 million in cash and cash equivalents which are held by financial institutions in the PRC. PRC state-owned banks are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents and short term investments held at the PRC state-owned banks. Based on the order of the State Council of the PRC (No.660): Deposit Insurance Regulation effective on May 1, 2015, the maximum amount of coverage is $76,787 (RMB 0.5 million) for deposits and foreign currency deposits in the same financial institutions. In the event of bankruptcy of one of the financial institutions in which the Company has deposits, deposits in excess of $76,787 (RMB 0.5 million) shall be compensated from liquidation of the financial institution. As of December 31, 2020, 2021, 2022, 2023 and 2024,
a
total of $2.0 million, $0.9 million, $0.6 million, $0.6 million and $0.6 million was covered by the Deposit Insurance Regulation. As of December 31, 2020, 2021, 2022, 2023 and 2024, one customer accounted for 53%, 18%, 17%, 16% and 15% of total accounts receivable.
Overall, the real estate market in China has shown signs of a continuous slowdown. The Company’s results of operations are affected by a wide variety of macro factors, including changing economic, political, industry, business and financial conditions and micro factors, including lack of experience handling the real estate development projects, the process of applying for the redevelopment of Gushu land with the government bodies, the demand for the Company’s real estate properties, and other risks associated with an enterprise operating mainly in the PRC.
Accordingly, the Company’s business, financial condition and results of operations are primarily influenced by the political, economic, legal environments and foreign currency exchange in the PRC and by the general state of the PRC economy and may be adversely affected by changes in social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation. As a result, the Company may experience significant fluctuations in future operating results due to the factors mentioned above. These fluctuations may result in volatility in the share price of the Company.
All the Company’s land development related applications are subject to government policies and regulations in the real estate market. However, the Company cannot provide assurance that it will obtain all the necessary approvals in accordance with its timetable. Furthermore, as this is the Company’s first venture into land development projects after the cessation of the LCM business, the Company may encounter industry-specific difficulties that result in losses as it progresses with its development projects in Shenzhen.
Certain transactions of the Company are denominated in Renminbi, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Recent changes in accounting standards
(y)	Recent changes in accounting standards
In
 November 2023, the FASB issued ASU
2023-07,
“Segment Reporting,” which provides improvements to reportable segment disclosures, primarily through enhanced disclosures about significant segment expenses. The standard will be effective for us for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. We are currently evaluating the impact that the adoption of the new standard will have on our consolidated financial statements and footnotes.
In December 2023, the FASB issued ASU
2023-09,
“Income Taxes,” which provides improvements to income tax disclosures by enhancing the transparency and decision usefulness of the material provided. The standard will be effective for us for the fiscal years beginning after
December 15, 2024
. We are currently evaluating the impact that the adoption of the new standard will have on our consolidated financial statements and footnotes.
In November 2024, the FASB issued ASU
2024-03,
“Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures,” to improve the disclosures about a public business entity’s expense by providing more detailed information about the types of expenses in commonly presented expense captions. The standard will be effective for us for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years. We are currently evaluating the impact that the adoption of this new standard will have on our consolidated financial statements and footnotes.
Other new pronouncements issued but not effective until after December 31, 2024 are not expected to have a material impact on our financial position, results of operations or liquidity.